Commitments		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Commitments
16. COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has operating lease agreements for office space in the United States and Canada. The agreements expire over the next 3 years, except for the New York headquarters office, which expires in 2028. The Company recognizes rent expense on a straight-line basis.
Approximate future minimum lease payments for the Company’s
non-cancelable
operating leases are as follows as of December 31, 2020:

Year ended December 31,
2021	$3,810
2022	2,790
2023	2,867
2024	2,867
2025	2,867
Thereafter	7,884

Total	$23,085

In connection with several lease agreements, the Company maintains letters of credit in the total amount of $2,228 and $2,505, for the years ended December 31, 2020 and 2019, respectively, and $1,500 as of September 30, 2021 (unaudited).
Additionally, the Company rents several locations on a month to month basis. Rent expense for these locations totals approximately $2 and $73 per month for the years ended December 31, 2020 and 2019, respectively, and $2 for the nine months ended September 30, 2021 and 2020 (unaudited). The Company subleases a portion of its office space to third parties. Rental income related to the sublease totaled $318 and $538 for the years ended December 31, 2020 and 2019, respectively, and $0 and $318 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. Rental income is netted with rent expense. Total net rent expense for the years ended December 31, 2020 and 2019 was $3,774 and $3,528, respectively and for the nine months ended September 30, 2021 and 2020 (unaudited) was $2,871 and $2,829, respectively.
On April 20, 2021 the Company entered into an agreement to move its primary headquarters office in New York City to another space in the same building, approximately half of the rentable square footage and therefore a lower monthly base rent. Under the new lease terms, the Company is required to pay a rent cancellation penalty for the current office space of $4,243. Fifty percent of the penalty amount was paid in May 2021. The remainder of the penalty was paid on September 1, 2021. As a result of the new lease arrangement, the Company’s existing Letter of Credit previously entered into to secure the subleased premises was amended and reduced, effective, May 24, 2021, from $2,228 to $1,500.
Palantir Foundry Agreement
Effective as of July 1, 2021, the Company entered into a subscription agreement with Palantir Technologies to utilize Palantir’s Foundry platform, which is a data integration and management platform consisting of a suit of analytical tools and operational applications for business users. The Company plans to leverage Foundry to deliver data driven insights and products to end users in a more operational and cost efficient manner. Pursuant to the agreement, the subscription and related professional services will be provided for the next 5 years at a quarterly fee of $1,000.

Mcap Acquisition Corp [Member]
Commitments
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on February 25, 2021, the holders of the Founder Shares, Private Placement Warrants and the warrants that may be issued upon conversion of the Working Capital
Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter’s Agreement
The Company granted the underwriter a
45-day
option to purchase up to 4,125,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The aforementioned option was exercised on March 2, 2021.
The underwriter was paid a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Initial Public Offering, or $6,325,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $11,068,750. The deferred fee was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter’s Agreement
The Company will grant the underwriter a
45-day
option to purchase up to 4,125,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.
The underwriter will be entitled to a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Proposed Offering, or $5,500,000 (or $6,325,000 if the over-allotment option in exercised in full). In addition, the underwriter will be entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Proposed Offering, or $9,625,000 (or $11,068,750 if the over-allotment option in exercised in full). The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 6—Commitments
Registration Rights
Pursuant to a registration rights agreement entered into on February 25, 2021, the holders of the Founder Shares, Private Placement Warrants and the warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
The Company granted the underwriter a
45-day
option to purchase up to 4,125,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The aforementioned option was exercised on March 2, 2021.
The underwriter was paid a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Initial Public Offering, or $6,325,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $11,068,750. The deferred fee was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.